Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 1,101	$ 1,121
Changes in foreign exchange rates	(8)	(20)
Intangible assets and goodwill	1,093	1,101
Steelmaking Coal Operations
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	702	702
Changes in foreign exchange rates	0	0
Intangible assets and goodwill	702	702
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	399	419
Changes in foreign exchange rates	(8)	(20)
Intangible assets and goodwill	$ 391	$ 399